The Company	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
The Company

Note 1 — The Company

NeoStem, Inc. (“NeoStem” or the “Company”) was incorporated under the laws of the State of Delaware in September 1980 under the name Fidelity Medical Services, Inc. The Company’s corporate headquarters are located at 420 Lexington Avenue, Suite 450, New York, NY 10170. The Company’s telephone number is (212) 584-4180 and its website address is www.neostem.com.

NeoStem is an international biopharmaceutical company operating in three reportable segments: (i) Cell Therapy — United States; (ii) Regenerative Medicine — China; and (iii) Pharmaceutical Manufacturing — China.

Through the Cell Therapy — United States segment, NeoStem is focused on the development of proprietary cellular therapies in oncology, immunology and regenerative medicine and becoming a single source for collection, storage, manufacturing, therapeutic development and transportation of cells for cell based medicine and regenerative science globally. Within this segment, the Company is a provider of adult stem cell collection, processing and storage services in the U.S., enabling healthy individuals to donate and store their stem cells for personal therapeutic use. Pre-donating cells at birth or at a younger age helps to ensure a supply of autologous stem cells should they be needed for future medical treatment.

The Company strengthened its expertise in cellular therapies, for its Cell Therapy — United States segment, with its January 19, 2011 acquisition of Progenitor Cell Therapy, LLC, a Delaware limited liability company (“PCT”), pursuant to which the Company acquired all of the membership interests of PCT, and PCT is now a wholly-owned subsidiary of NeoStem. PCT is engaged in a wide range of services in the cell therapy market for the treatment of human disease, including, but not limited to contract manufacturing, product and process development, regulatory consulting, product characterization and comparability, and storage, distribution, manufacturing and transportation of cell therapy products. PCT’s legacy business relationships also afford NeoStem introductions to innovative therapeutic programs. Through the PCT acquisition, NeoStem now owns approximately an 80% interest in Athelos, a company developing a T-cell based immunomodulatory therapeutic. Athelos expects to initiate Phase I studies in autoimmune disorders in 2012. The Company views the PCT acquisition as fundamental to building a foundation in achieving its strategic mission of capturing the paradigm shift to cell therapy. (See Note 4)

Through its Regenerative Medicine — China segment, in 2009, the Company began several China-based, Regenerative Medicine initiatives including: (i) creating a separate China-based cell therapy operation, (ii) constructing a stem cell research and development laboratory and processing facility in Beijing, (iii) establishing relationships with hospitals to provide cell-based therapies, and (iv) obtaining product licenses covering several adult stem cell therapeutics focused on regenerative medicine.

The Company acquired its Pharmaceutical Manufacturing — China segment on October 30, 2009, when China Biopharmaceuticals Holdings, Inc. (“CBH”) merged with and into CBH Acquisition LLC (“Merger Sub”), a wholly-owned subsidiary of NeoStem, with Merger Sub as the surviving entity (the “Erye Merger”). As a result of the Erye Merger, NeoStem acquired CBH’s 51% ownership interest in Suzhou Erye Pharmaceutical Company Ltd. (“Erye”), a Sino-foreign joint venture with limited liability organized under the laws of the People’s Republic of China. Erye was founded more than 50 years ago and represents an established, vertically-integrated pharmaceutical business. Historically, Erye has concentrated its efforts on the manufacturing and distribution of generic antibiotic products. In 2010, Erye began transferring its operations to its newly constructed manufacturing facility. The relocation is continuing as the new production lines are completed and receive cGMP certification through 2011. The relocation is significantly increasing Erye’s manufacturing capacity. As part of its plan to focus its business on capturing the paradigm shift to cell therapies following the January 2011 acquisition of PCT, the Company is pursuing strategic alternatives with respect to its interest in Erye.

Note 1 — The Company

NeoStem, Inc. (“NeoStem” or the “Company”) was incorporated under the laws of the State of Delaware in September 1980 under the name Fidelity Medical Services, Inc. The Company’s corporate headquarters are located at 420 Lexington Avenue, Suite 450, New York, NY 10170, the Company’s telephone number is (212) 584-4180 and its website address is www.neostem.com.

NeoStem is an international biopharmaceutical company operating in three reportable segments: (i) Cell Therapy — United States; (ii) Regenerative Medicine — China; and (iii) Pharmaceutical Manufacturing — China.

Through the Cell Therapy — United States segment, NeoStem is focused on the development of proprietary cellular therapies in oncology, immunology and regenerative medicine and becoming a single source for collection, storage, manufacturing, therapeutic development and transportation of cells for cell based medicine and regenerative science globally. Within this segment, the Company is a provider of adult stem cell collection, processing and storage services in the U.S., enabling healthy individuals to donate and store their stem cells for personal therapeutic use. Pre-donating cells at birth or at a younger age helps to ensure a supply of autologous stem cells should they be needed for future medical treatment. During 2010, the Company expanded its network of adult stem cell collection centers to include ten centers throughout the country.

The Company strengthened its expertise in cellular therapies with its January 19, 2011 acquisition of Progenitor Cell Therapy, LLC, a Delaware limited liability company (“PCT”), pursuant to which the Company acquired all of the membership interests of PCT, and PCT is now a wholly-owned subsidiary of NeoStem. PCT is engaged in a wide range of services in the cell therapy market for the treatment of human disease, including, but not limited to contract manufacturing, product and process development, regulatory consulting, product characterization and comparability, and storage, distribution, manufacturing and transportation of cell therapy products. PCT’s legacy business relationships also afford Neostem introductions to innovative therapeutic programs. For example, Amorcyte, now a NeoStem customer, has completed a Phase I clinical trial using stem cells post acute myocardial infarction and is ready to move into Phase II testing. Also, through the PCT acquisition, NeoStem now owns approximately an 80% interest in Athelos, a company developing a T-cell based immunomodulatory therapeutic. Results from ongoing phase 1 trials will determine the next phase of trials under this program. The Company views the PCT acquisition as fundamental to building a foundation in achieving its strategic mission of capturing the paradigm shift to cell therapy.

Through its Regenerative Medicine — China segment, in 2009, the Company began several China-based, Regenerative Medicine initiatives including: (i) creating a separate China-based cell therapy operation, (ii) constructing a stem cell research and development laboratory and processing facility in Beijing, (iii) establishing relationships with hospitals to provide cell-based therapies, and (iv) obtaining product licenses covering several adult stem cell therapeutics focused on regenerative medicine.

The Company acquired its Pharmaceutical Manufacturing — China segment on October 30, 2009, when China Biopharmaceuticals Holdings, Inc. (“CBH”) merged with and into CBH Acquisition LLC (“Merger Sub”), a wholly-owned subsidiary of NeoStem, with Merger Sub as the surviving entity (the “Erye Merger”). As a result of the Erye Merger, NeoStem acquired CBH’s 51% ownership interest in Suzhou Erye Pharmaceutical Company Ltd. (“Erye”), a Sino-foreign joint venture with limited liability organized under the laws of the People’s Republic of China. Erye was founded more than 50 years ago and represents an established, vertically-integrated pharmaceutical business. Historically, Erye has concentrated its efforts on the manufacturing and distribution of generic antibiotic products. In 2010, Erye began transferring its operations to its newly constructed manufacturing facility. The relocation is continuing as the new production lines are completed and receive cGMP certification through 2011. The relocation is significantly increasing Erye’s manufacturing capacity and allowing for growth in line with rising demand as a result of healthcare reform in China today.